Variable Interest Entity - Balance Sheet Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 16,327	$ 36,571	$ 40,951	$ 75,765
Trade receivables	146,827	150,074
Accrued contract receivables	136,096	132,957
Consideration receivable from Starcapital - current	0	0
Prepayments	10,320	12,733
Other receivables and current assets	12,720	12,353
Total current assets	322,290	344,688
Property and equipment, net	12,004	13,073
Intangible assets, net	23,097	93,982
Intercompany Receivable, Non-Current	0	0
Goodwill	0	70,498
Other assets	16,487	14,782
Total assets	373,878	537,023
Current liabilities:
Accounts payable	38,235	37,786
Accrued liabilities	88,184	97,374
Consideration payable to Velti - current	0	0
Deferred revenue and current portion of deferred government grant	9,028	12,626
Current portion of acquisition related liabilities	33,444	33,352
Current portion of long-term debt and short-term financings	47,810	851
Income tax liabilities	10,753	9,953
Total current liabilities	227,454	191,942
Long-term debt	0	27,342
Deferred government grant - non-current	0	1,297
Acquisition related liabilities - non-current	2,233	2,221
Consideration payable to Velti - non-current	0	0
Other non-current liabilities	14,651	21,703
Total liabilities	244,338	244,505
Total Velti shareholders' equity	130,095	292,394
Non-controlling interests and variable interest entities	(555)	124
Total equity	129,540	292,518
Total liabilities and shareholders' equity	373,878	537,023
Starcapital [Member]
Current assets:
Cash and cash equivalents	2,070	1,146
Trade receivables	12,024	12,399
Accrued contract receivables	8,514	8,780
Consideration receivable from Starcapital - current	0	0
Prepayments	0	0
Other receivables and current assets	1,357	1,327
Total current assets	23,965	23,652
Property and equipment, net	204	210
Intangible assets, net	2,770	2,857
Intercompany Receivable, Non-Current	0	0
Goodwill	0	0
Other assets	1,465	1,511
Total assets	28,404	28,230
Current liabilities:
Accounts payable	683	704
Accrued liabilities	484	452
Consideration payable to Velti - current	4,166	4,378
Deferred revenue and current portion of deferred government grant	705	727
Current portion of acquisition related liabilities	0	0
Current portion of long-term debt and short-term financings	0	0
Income tax liabilities	856	883
Total current liabilities	6,894	7,144
Long-term debt	0	0
Deferred government grant - non-current	0	0
Acquisition related liabilities - non-current	0	0
Consideration payable to Velti - non-current	17,425	16,187
Other non-current liabilities	4,628	4,772
Total liabilities	28,947	28,103
Total Velti shareholders' equity	12	3
Non-controlling interests and variable interest entities	(555)	124
Total equity	(543)	127
Total liabilities and shareholders' equity	28,404	28,230
Velti [Member]
Current assets:
Cash and cash equivalents	14,257	35,425
Trade receivables	134,803	137,675
Accrued contract receivables	127,582	124,177
Consideration receivable from Starcapital - current	4,166	4,378
Prepayments	10,320	12,733
Other receivables and current assets	11,363	11,026
Total current assets	302,491	325,414
Property and equipment, net	11,800	12,863
Intangible assets, net	20,327	91,125
Intercompany Receivable, Non-Current	17,425	16,187
Goodwill	0	70,498
Other assets	15,022	13,271
Total assets	367,065	529,358
Current liabilities:
Accounts payable	37,552	37,082
Accrued liabilities	87,700	96,922
Consideration payable to Velti - current	0	0
Deferred revenue and current portion of deferred government grant	8,323	11,899
Current portion of acquisition related liabilities	33,444	33,352
Current portion of long-term debt and short-term financings	47,810	851
Income tax liabilities	9,897	9,070
Total current liabilities	224,726	189,176
Long-term debt	0	27,342
Deferred government grant - non-current	0	1,297
Acquisition related liabilities - non-current	2,233	2,221
Consideration payable to Velti - non-current	0	0
Other non-current liabilities	10,023	16,931
Total liabilities	236,982	236,967
Total Velti shareholders' equity	130,083	292,391
Non-controlling interests and variable interest entities	0	0
Total equity	130,083	292,391
Total liabilities and shareholders' equity	$ 367,065	$ 529,358